ACQUISITION (Details) (USD $)	0 Months Ended
	Jun. 15, 2012	Apr. 17, 2012 item	Jun. 28, 2013	Feb. 08, 2013	Dec. 26, 2012
Projects 16
ACQUISITION
Percentage of interest acquired		97.00%
Number of solar power projects acquired in each project company acquired		16
Power purchase contract period awarded to projects		20 years
Number of contracts issued under Ontario's FIT program		15
Number of contracts issued as part of Ontario's Renewable Energy Standard Offer Program		1
Total consideration paid
Cash consideration	$ 186,716,547
Fair value of the issuance of warrant, net of cash received	7,774,990
Total consideration paid	194,491,537
Warrants issued to seller as percentage of reporting entity's outstanding common shares	9.90%
Period during which warrants will not be exercisable	1 year
Exercise price of warrant (in dollars per share)	$ 5.0
Assumptions used to determine fair market value of warrants
Percentage of non-voting tracking shares that would be redeemable by the Company upon satisfaction of certain conditions	97.00%
Projects 16 | Minimum
ACQUISITION
Capacity of solar power acquired		190
Projects 16 | Maximum
ACQUISITION
Capacity of solar power acquired		200
Projects 16 | Warrants issued in acquisition
Assumptions used to determine fair market value of warrants
Risk free rate (as a percent)	1.76%
Volatility ratio (as a percent)	93.50%
Acquisition of SunEdison Projects
ACQUISITION
Percentage of interest acquired			100.00%	100.00%	100.00%
Number of solar power projects acquired in each project company acquired					2
Capacity of solar power acquired			12	10.5
Total consideration paid
Total consideration paid			$ 9,100,000	$ 8,800,000	$ 20,500,000